Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Deferred Tax [Abstract]
Schedule of deferred tax assets and liabilities by type of temporary
The deferred tax assets and liabilities by type of temporary difference are as follows:

	As of December 31
	2023	2022
Net deferred tax asset (liability)
Trade and other receivables	$13,362	$2,035
Inventories	3,199	3,930
Property, plant and equipment	(4,251)	(4,019)
Intangibles	(6,540)	(5,112)
Borrowings and Trade and other payables	224	2,648
Provisions and Other liabilities	1,014	1,780
Others [1]	982	(524)
Total net deferred tax asset (liability)	$7,990	$738

1As of December 31, 2022, includes a deferred tax asset of $381 related to Procaps S.A. tax losses of $1,088 generated during the year. The NOLs ($1,088) where completely offset in 2023 with taxable income of Procaps S.A. for which as of December 31, 2023 this Company has no pending NOLs

Schedule of deferred tax assets and liabilities

	As of December 31
	2023	2022
Deferred tax asset	$10,475	$7,485
Deferred tax liability	(2,485)	(6,747)
Net deferred tax asset (liability)	$7,990	$738

Schedule of deferred tax

	2023	2022
Balance as of January 1	$738	$3,524
Recognized in Profit or Loss	7,275	(2,739)
Recognized in Other Comprehensive Income [1]	85	107
Others [2]	(108)	(154)
Balance as of December 31	$7,990	$738
[1]Deferred tax related to employee defined benefit plans.
[2]Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V.